SHARE-BASED COMPENSATION (Narrative) (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
Share-based Compensation Narrative Details
Share-based compensation reported as a reduction of accounts payable and accrued expenses	$ 191,550
Share-based compensation reported as a loss on extinguishment of debt	$ 31,934